Note 5 - Environmental and Reclamation Activities - Schedule of Reclamation and Closure Costs Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 120,457	$ 116,999	$ 113,231	$ 116,048
Reclamation and closure costs, current	$ (9,660)	$ (8,591)
Environmental Loss Contingency, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Reclamation Costs, Current	Accrued Reclamation Costs, Current
Reclamation and closure costs, long-term	$ 110,797	$ 108,408
Environmental Loss Contingency, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Mine Reclamation and Closing Liability, Noncurrent	Mine Reclamation and Closing Liability, Noncurrent
Operating Properties [Member] | Greens Creek [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 39,893	$ 37,212
Operating Properties [Member] | Lucky Friday [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	12,022	13,343
Operating Properties [Member] | Casa Berardi [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	11,157	11,352
Non-Operating Properties [Member] | Keno Hill [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 3,360	$ 4,514
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Employee-related Liabilities, Current	Employee-related Liabilities, Current
Non-Operating Properties [Member] | Nevada Operations [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 30,539	$ 28,171
Non-Operating Properties [Member] | San Sebastian [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	2,061	1,989
Non-Operating Properties [Member] | Troy Mine [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	5,238	6,980
Non-Operating Properties [Member] | Johnny M [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	10,148	8,961
Non-Operating Properties [Member] | All Other Sites [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 6,039	$ 4,477